Financial risk management - Summary of Foreign Exchange Risk Exposures (Detail) - Currency Risk That Are Unhedged By The Use Of Derivatives [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
U.S. dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange risk	¥ 45,316	¥ (6,384)
Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Foreign exchange risk	¥ 1,459	¥ (22,713)